Cash flow information	12 Months Ended
Jun. 30, 2018
Cash Flow Information
Cash flow information

17. Cash flow information

Following is a detailed description of cash flows generated by the Group’s operations for the years ended June 30, 2018, 2017 and 2016.

	Note	06.30.18	06.30.17	06.30.16
Profit for the period		17,780	5,028	9,118
Profit for the year from discontinued operations		(12,479)	(4,093)	(817)
Adjustments for:
Income tax expense	22	233	2,713	5,785
Depreciation and amortization	26	3,764	3,463	1,545
(Gain) / Loss from disposal of farmlands		(906)	(280)	2
(Gain) / Loss from disposal of property, plant and equipment		(4)	35	(2)
Gain from revaluation of receivables arising from the sale of farmland	28	(85)	(37)	(33)
(Recovery) / Charge for impairment of property, plant and equipment		-	(12)	26
Dividends income		-	-	(72)
Share-based payments		32	84	46
Unrealized gain from derivative financial instruments	28	111	(10)	(914)
Release of intangible assets due to TGLT agreement		-	27	-
Result from business combinations	27	(510)	(8)	-
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest		(703)	(1,149)	4
Changes in net realizable value of agricultural products after harvest		(303)	74	(208)
Net gain from fair value adjustment of investment properties		(22,629)	(4,900)	(17,529)
Provisions and allowances		937	233	789
Other financial results, net	28	23,696	4,732	7,595
Share of loss / (profit) of associates and joint ventures	8	603	(93)	(534)
Reversal of currency translation adjustment	27	-	(41)	(100)
Gain from disposal of associates	27	(311)	(1)	(4)
Loss from repurchase of Non-convertible Notes	28	-	31	39
Share-based plan granted		1	2	-

Changes in operating assets and liabilities:
Decrease / (Increase) in biological assets		650	1,085	(408)
(Increase) / Decrease in inventories		(602)	(122)	92
Decrease in trading properties		499	510	189
Increase in trade and other receivables		50	(1,107)	(715)
Net variation in derivative financial instruments		(98)	91	(46)
Increase in trade and other payables		960	660	357
Increase in salaries and social security liabilities		133	102	49
Decrease in provisions and previsions		(206)	(87)	(139)
Net cash generated by continuing operating activities before income tax paid		10,613	6,930	4,115
Net cash generated by discontinued operating activities before income tax paid		4,144	3,280	892
Net cash generated by operating activities before income tax paid		14,757	10,210	5,007

The following table shows balances incorporated as result of business combination / deconsolidation or reclassification of assets and liabilities to held for sale of subsidiaries:

	06.30.18	06.30.17	06.30.16
Investment properties	(4,382)	-	29,586
Property, plant and equipment	(27,900)	1,712	15,104
Trading properties	-	-	2,656
Intangible assets	(6,188)	19	6,603
Investments in associates and joint ventures	(365)	(74)	9,268
Deferred income tax	(121)	53	(4,681)
Trade and other receivables	(11,875)	591	9,713
Investment in financial assets	(2,846)	-	5,824
Derivative financial instruments	(23)	-	(54)
Inventories	(5,896)	-	1,919
Restricted assets	(91)	-	91
Financial assets held for sale	22,891	-	5,129
Trade and other payables	2,389	(917)	(19,749)
Salaries and social security liabilities	21,050	(148)	-
Borrowings	432	(660)	(60,306)
Provisions	7	2	(969)
Deferred income tax liabilities	2,796	1	(267)
Employee benefits	1,254	(47)	(405)
Net amount of non-cash assets incorporated / held for sale	(8,868)	532	(538)
Cash and cash equivalents	(5,554)	150	-
Non-controlling interest	7,329	40	(8,630)
Goodwill	74	(26)	1,391
Net amount of assets incorporated / held for sale	(7,019)	696	(7,777)
Interest held before acquisition	(472)	67	-
Seller financing	214	-	-
Foreign exchange losses	(38)	-	-
Fair value of interest held before business combination	(510)	-	-
Cash and cash equivalents incorporated / held for sale	-	(150)	9,193
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	(7,825)	613	1,416

The following table shows a detail of significant non-cash transactions occurred in the years ended June 30, 2018, 2017 and 2016:

	06.30.18	06.30.17	06.30.16

Increase in intangible assets through an increase in trade and other payables	-	(111)	-
Increase in trade and other receivables through a decrease in property, plant and equipment	-	(118)	-
Increase in derivative financial instruments through a decrease in investments in financial assets	-	34	-
Increase in financial assets through an increase in trade and other payables	-	-	180
Increase of investments in financial assets through a decrease of trade and other receivables	-	-	71
Increase in participation in associates through a decrease in assets by derivative financial instruments	-	-	128
Increase in investment properties through an increase in trading properties	-	-	302
Increase in investment properties through a decrease in property, plant and equipment	-	-	57
Increase in trading properties through an increase in trade and other payables	10	-	317
Increase in property, plant and equipment through an increase of trade and other payables	793	(123)	-
Increase in property, plant and equipment through an increase of borrowings	9	-	116
Cancellation of Non-convertible Notes through an increase in other payables	-	-	22
Decrease (increase) of interest in subsidiaries, associates and joint ventures due currency translation adjustment	(1,882)	(1,083)	-
Decrease in trade and other payables through an increase in borrowings	-	-	-
Decrease in borrowings through a decrease of interest in associates and joint ventures	-	-	9
Distribution of treasury shares	-	(7)	-
Dividends distribution to non-controlling shareholders not yet paid	1,529	64	64
Uncollected dividends	(113)	(21)	4
Share-based plan granted	-	-	(4)
Reimbursement of prescribed dividends	-	-	6
Increase in property, plant and equipment through a business combination	(901)	-	-
Decrease in investments in associates and joint ventures through a decrease in borrowings	201	-	-
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	4	-	-
Payment of dividends through an increase in trade and other payables	8	-	-
Changes in non-controlling interest through a decrease in trade and other receivables	1,380	-	-
Increase of investment properties through an increase in trade and other payables	71	-	-
Increase of investment properties through a decrease in trade and other receivables	35	-	-
Increase in trade and other receivables through an increase in borrowings	109	-	-
Increase in trading properties through capitalization of finance costs	11	-	-
Increase of investment properties through a capitalization of finance costs	18	-	-
Decrease in associates and joint ventures through uncollected dividends	11	-	-
Decrease in associates and joint ventures through an increase in assets held for sale	44	-	-
Transfers of property, plant and equipment to investment properties	(571)	-	-
Share-based plan granted	1	-	-
Increase in investment properties through an increase in other reserves due to the difference between cost and fair value	21	-	-
Increase in financial operations through a decrease in investments in associates and joint ventures	65	-	-
Decrease in associates and joint ventures through an increase in trade and other receivables	7	-	-
Increase in trading properties through an increase in trade and other payables	62	-	-
Increase in trading properties through a decrease in trade and other receivables	31	-	-
Increase in investment properties through a decrease in trading properties	353	-	-